Derivative financial instruments - Reconciliation of movement of reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Reconciliation of hedging reserve
Reserve of cash flow hedges, beginning of period	£ 1,181		£ 388
Currency translation movements	(6)		50
Hedging (losses)/gains for the year	(2,206)		1,316
Amounts reclassified in relation to cash flows affecting profit or loss	327	[1]	282	£ 141
Tax	740	[1]	(291)	(171)
Reserve of cash flow hedges, end of period	(618)		1,181	388
Reconciliation of currency translation reserve [Roll Forward]
Currency translation reserve, beginning of period	2,736		3,383
Currency translation movements	(92)		(745)
Hedging (losses)/gains for the year	(91)		94
Amounts reclassified in relation to cash flows affecting profit or loss	(28)		(4)
Tax	0		0
Currency translation reserve, end of period	£ 2,581		£ 2,736	£ 3,383

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.